Investment Risks	Aug. 29, 2025
JNL Multi-Manager U.S. Select Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete “Investment style risk” in the entirety and replace with the following:

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL Multi-Manager U.S. Select Equity Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, after “Depositary receipts risk,” please add the following:

●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

JNL Multi-Manager U.S. Select Equity Fund | Master limited partnership risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, after “Portfolio turnover risk,” please add the following:

●	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.

JNL/T. Rowe Price Capital Appreciation Equity Fund
Prospectus [Line Items]
Risk [Text Block]

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/T. Rowe Price Capital Appreciation Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund’s sector allocations are largely the result of the Sub-Adviser’s focus on stock selection. At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the information technology and healthcare sectors.